Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom Lifetime Income® II Portfolio
September 30, 2024
VIPFLI-II-NPRT3-1124
1.822345.119
Bond Funds - 59.0%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	425,452	3,990,738
Fidelity International Bond Index Fund (a)	68,575	644,606
Fidelity Long-Term Treasury Bond Index Fund (a)	66,831	677,663
VIP High Income Portfolio - Investor Class (a)	88,602	437,695
VIP Investment Grade Bond II Portfolio - Investor Class (a)	996,966	9,879,933
TOTAL BOND FUNDS (Cost $15,842,927)		15,630,635

Domestic Equity Funds - 13.7%
	Shares	Value ($)
VIP Contrafund Portfolio - Investor Class (a)	10,244	637,375
VIP Equity Income Portfolio - Investor Class (a)	17,739	515,132
VIP Growth & Income Portfolio - Investor Class (a)	21,943	709,210
VIP Growth Portfolio - Investor Class (a)	9,097	1,056,026
VIP Mid Cap Portfolio - Investor Class (a)	3,884	162,379
VIP Value Portfolio - Investor Class (a)	17,194	360,045
VIP Value Strategies Portfolio - Investor Class (a)	9,932	178,077
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,618,315)		3,618,244

International Equity Funds - 17.4%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	142,752	1,792,968
VIP Overseas Portfolio - Investor Class (a)	96,030	2,823,274
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,970,755)		4,616,242

Money Market Funds - 9.9%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Investor Class (a)(b) (Cost $2,631,670)	4.73	2,631,670	2,631,669

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $23,063,667)	26,496,790
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1)
NET ASSETS - 100.0%	26,496,789

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	4,098,444	231,941	484,744	47,067	(32,563)	177,660	3,990,738
Fidelity International Bond Index Fund	748,692	40,535	158,027	9,849	(8,251)	21,657	644,606
Fidelity Long-Term Treasury Bond Index Fund	969,030	57,102	337,490	19,564	(81,112)	70,133	677,663
VIP Contrafund Portfolio - Investor Class	564,839	81,164	168,393	2,441	41,797	117,968	637,375
VIP Emerging Markets Portfolio - Investor Class	1,630,777	292,307	434,171	1,412	15,744	288,311	1,792,968
VIP Equity Income Portfolio - Investor Class	458,039	109,831	138,119	2,694	12,720	72,661	515,132
VIP Government Money Market Portfolio - Investor Class	3,140,564	674,424	1,183,319	99,550	-	-	2,631,669
VIP Growth & Income Portfolio - Investor Class	629,391	118,849	169,225	4,482	25,841	104,354	709,210
VIP Growth Portfolio - Investor Class	935,401	141,583	257,518	14,969	35,429	201,131	1,056,026
VIP High Income Portfolio - Investor Class	434,858	12,863	44,500	187	(2,977)	37,451	437,695
VIP Investment Grade Bond II Portfolio - Investor Class	9,383,686	977,136	944,334	5,867	(28,690)	492,135	9,879,933
VIP Mid Cap Portfolio - Investor Class	143,385	30,947	36,457	2,770	2,859	21,645	162,379
VIP Overseas Portfolio - Investor Class	2,709,299	219,237	475,393	10,291	74,802	295,329	2,823,274
VIP Value Portfolio - Investor Class	319,630	84,014	79,868	7,232	4,672	31,597	360,045
VIP Value Strategies Portfolio - Investor Class	158,070	42,719	40,447	2,332	2,564	15,171	178,077
	26,324,105	3,114,652	4,952,005	230,707	62,835	1,947,203	26,496,790

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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